UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Lisa M. Burke          Seattle, Washington            May 14, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      86
Form 13F Information Table Value Total:      $265,415,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERIAN MLP ETF                  ETF       00162q866        1402   84237  SH           Sole            84237
ALEXZA PHARMACEUTICALS INC       COM       015384100           6   10000  SH           Sole            10000
AMGEN INC                        COM       031162100       11610  170806  SH           Sole           170806
ANNALY CAPITAL MANAGEMENT INC    COM       035710409        3037  192000  SH           Sole           192000
ARCH COAL INC                    COM       039380100        1029   96100  SH           Sole            96100
BARRICK GOLD CORP                COM       067901108        5820  133848  SH           Sole           133848
BITSTREAM INC-CLASS A            COM       091736108        1540  356500  SH           Sole           356500
BLUEPHOENIX SOLUTIONS SHS NEW    COM       M20157117         320  201344  SH           Sole           201344
BOEING CO COM                    COM       097023105        2355   31670  SH           Sole            31670
CABLEVISION SYSTEMS CORP CL A    COM       12686c109         220   15000  SH           Sole            15000
CHIMERA INVESTMENT CORP          COM       16934Q109        3269 1155150  SH           Sole          1155150
CHINA MEDIAEXPRESS HLD COM       COM       169442100           3   30000  SH           Sole            30000
CHINAEDU CORP-ADR                COM       16945L107         730   99336  SH           Sole            99336
COCA COLA ENTERPRISES, INC       COM       19122t109         615   21500  SH           Sole            21500
COMMONWEALTH REIT                COM       203233101        9625  516940  SH           Sole           516940
COWEN GROUP INC                  COM       223622101        3885 1433525  SH           Sole          1433525
CRAY INC.                        COM       225223304        2934  400794  SH           Sole           400794
DETREX CORP                      COM       250685104       10464  683934  SH           Sole           683934
DOLPHIN CAPITAL INVESTORS        COM       b06gj37          1689 4535100  SH           Sole          4535100
DYNAMICS RESEARCH CORP           COM       268057106         161   16669  SH           Sole            16669
ELLINGTON FINANCIAL              ETF       288522303        4311  220400  SH           Sole           220400
EMERITUS CORP                    COM       291005106         564   31938  SH           Sole            31938
EXELON CORP                      COM       30161n101        5140  131100  SH           Sole           131100
EXXON MOBIL CORP                 COM       30231G102        5938   68460  SH           Sole            68460
FIVE STAR QUALITY CARE INC       COM       33832D106         239   70000  SH           Sole            70000
GABELLI GLOBAL DEAL FUND         ETF       361570104        6383  520213  SH           Sole           520213
GENERAL ELECTRIC CO              COM       369604103        6453  321513  SH           Sole           321513
GENERAL MOTORS 4.75% PFD SER B   PFRD      37045v209        6696  159990  SH           Sole           159990
HECLA MNG CO                     COM       422704106         140   30300  SH           Sole            30300
HOUSTON AMERN ENERGY C COM       COM       44183u100          72   13749  SH           Sole            13749
Ingram Micro Inc.                COM       457153104         557   30000  SH           Sole            30000
INTREPID POTASH                  COM       46121y102         766   31500  SH           Sole            31500
ISHARES BARCLAYS 1-3 YRCD BD F   ETF       464288646         669    6370  SH           Sole             6370
ISHARES GOLD TRUST               ETF       464285105         171   10500  SH           Sole            10500
ISHARES MSCI BRIC INDEX FUND     ETF       464286657         204    5000  SH           Sole             5000
ISHARES S&P 500 INDEX FUND       ETF       464287200         313    2216  SH           Sole             2216
KELLY SERVICES CLASS A           COM       488152208        1119   70000  SH           Sole            70000
KRATOS DEFENSE SOLUTIONS         COM       50077B207         363   68063  SH           Sole            68063
LONE PINE RES INC COM            COM       54222a106         175   26901  SH           Sole            26901
MARLBOROUGH SOFTWARE DEVELOPME   COM       571038108         421  354000  SH           Sole           354000
MICROSOFT CORP                   COM       594918104       20622  639343  SH           Sole           639343
MONSANTO CO NEW                  COM       61166W101        1880   23565  SH           Sole            23565
MORGAN STANLEY CHINA A SHARE     ETF       617468103         563   28743  SH           Sole            28743
NEVADA GOLD & CASINOS INC        COM       64126Q206          70   48978  SH           Sole            48978
NEWMONT MINING CORP HLDG CO      COM       651639106        3650   71200  SH           Sole            71200
NEXEN INC                        COM       65334H102         444   24200  SH           Sole            24200
NOKIA CORP ADR                   COM       654902204        2471  450032  SH           Sole           450032
NYSE EURONEXT                    COM       629491101        4195  139800  SH           Sole           139800
OCCIDENTAL PETE CP DEL COM       COM       674599105        5638   59200  SH           Sole            59200
PENN VIRGINIA CORP COMMON        COM       707882106        4069  894335  SH           Sole           894335
PEPSICO INC                      COM       713448108        4900   73850  SH           Sole            73850
PETROLEO BRASILEIRO SA (ADR)     COM       71654V408         813   30611  SH           Sole            30611
PLAZA BANK                       COM       72819V101          33   29650  SH           Sole            29650
POWERSHARES SHORT MSCI EMERGIN   ETF       74347r396        5897  202240  SH           Sole           202240
POWERSHARES WILDERHILL CLEAN E   ETF       73935x500         349   62811  SH           Sole            62811
PRESIDENTIAL LIFE                COM       740884101        6463  565441  SH           Sole           565441
PROSPECT CAPITAL CORP            COM       74348t102        2725  248176  SH           Sole           248176
RR DONNELLEY AND SONS COMPANY    COM       257867101        1856  149800  SH           Sole           149800
SEQUENOM INC COM                 COM       817337405         102   25000  SH           Sole            25000
SNAP INTERACTIVE INC             COM       83303w109          50   32900  SH           Sole            32900
SOUTHWEST AIRLS CO               COM       844741108        5928  719400  SH           Sole           719400
SPROTT PHYSICAL GOLD TRUST       ETF       85207h104         293   20300  SH           Sole            20300
STREETTRACKS GOLD TRUST          ETF       78463V107        4363   26910  SH           Sole            26910
TALON THERAPEUTICS INC COM       COM       87484H104           7   10000  SH           Sole            10000
TELECOMMUNICATIONS SYS INC       COM       87929j103         139   50000  SH           Sole            50000
TELLABS INC                      COM       879664100         665  164200  SH           Sole           164200
THIRD POINT OFFSHORE INVESTORS   COM       G8846K109        1547  146109  SH           Sole           146109
TRANSOCEAN SEDCO FOREX INC       COM       H8817H100        4857   88800  SH           Sole            88800
UNISYS CORP COM                  COM       909214306         966   49000  SH           Sole            49000
UNITECH CORP PARKS               COM       G9221L100        2328 4543116  SH           Sole          4543116
UNITED PARCEL SERVICE            COM       911312106       32928  407925  SH           Sole           407925
US BANCORP NEW                   COM       902973304        5211  164500  SH           Sole           164500
US GEOTHERMAL INC                COM       90338s102         130  250000  SH           Sole           250000
VANGUARD SHORT-TERM CORP BOND    ETF       92206c409         230    2915  SH           Sole             2915
VELOCITYSHARES 2X VIX SHARES     ETF       22542D761         294   40615  SH           Sole            40615
VERAMARK TECHNOLOGOES INC        COM       923351100         819 1545090  SH           Sole          1545090
VIETNAM ENTERPRISE INVESTMENTS   COM       g9361h109        1865  923300  SH           Sole           923300
VOLT INFORMATION SCIENCES INC    COM       928703107        7092 1136617  SH           Sole          1136617
VONAGE HOLDINGS                  COM       92886t201         113   51000  SH           Sole            51000
WALGREEN CO                      COM       931422109         335   10000  SH           Sole            10000
WASHINGTON MUTUAL TR PFD INCOM   COM       939322848          91   27700  SH           Sole            27700
WIRELESS MATRIX CORPORATION      COM       97653g100         309  440500  SH           Sole           440500
WISDOMTREE MANAGED FUTURES STR   ETF       97717w125        7881  182174  SH           Sole           182174
YAHOO INC                        COM       984332106       16731 1099250  SH           Sole          1099250
ZWEIG FUND                       ETF       989834106        1965  612073  SH           Sole           612073
ZWEIG TOTAL RETURN FUND          ETF       989837109         130   40500  SH           Sole            40500